Notes Receivable (Details Narrative) - USD ($)	Mar. 22, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 05, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent		$ 2,250,000	$ 2,000,000
SP Global Holdings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate				8.00%
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent				$ 250,000
Notes Receivable [Member] | Secured Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument term	3 years
Principal amount	$ 2,000,000
Interest rate	3.10%
Principal outstanding		$ 2,000,000